Cash and cash equivalents and time deposits - Cash on hand and cash held at bank (Details) ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 TWD ($)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		$ 19,639						$ 14,515
Discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								36,509
Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								51,024
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	¥ 62,730	8,661					¥ 23,057	3,213
RMB | Discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank							234,411	32,666
RMB | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank							¥ 257,468	35,879
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		3,784	$ 29,322					4,126	$ 31,981
HK$ | Discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								2,661	20,621
HK$ | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								6,787	$ 52,602
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		6,362						5,142
US$ | Discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								1,182
US$ | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								6,324
Japanese Yen
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		159		¥ 24,616				1,519		¥ 235,432
Japanese Yen | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								1,519		¥ 235,432
Singapore dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		319			$ 428			184			$ 244
Singapore dollars | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								184			$ 244
New Taiwan dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		49				$ 1,588		91				$ 2,829
New Taiwan dollars | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								91				$ 2,829
Others
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		293						424
Cash and Cash Equivalents and Time Deposits		$ 305						240
Others | Continuing and discontinued operations
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank								424
Cash and Cash Equivalents and Time Deposits								$ 240